CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Tax effect of the revaluation of property, plant and equipment of joint venture and associates	$ 99,415	$ 315,683	$ (222,717)
Tax effect of the revaluation of property, plant and equipment	$ 703,087	$ 2,837,650	$ (1,389,643)